AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Amount	General Obligation Bonds (59.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (5.4%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,471,525

	Boardman, Oregon Green Bond, Series 2021
1,000,000	4.000%, 06/15/35 BAMAC Insured	NR/AA/NR	1,181,130

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,152,263

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,273,590

	Deschutes, Oregon Public Library District
1,500,000	4.000%, 06/01/33 Series 2021	Aa2/NR/NR	1,853,250

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,640,898

	Hermiston, Oregon Full Faith and Credit Refunding Obligations
780,000	4.000%, 06/01/32 Series 2020	NR/A+/NR	927,108

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	595,270

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,690,159

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,117,106
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,331,572

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,352,220

	Multnomah County, Oregon
1,325,000	5.000%, 06/15/29 Series 2021A	Aaa/AAA/NR	1,707,912
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,646,410

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
$1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	$1,905,631
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,976,401
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,050,125

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,555,708

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,430,381

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	749,171

	Troutdale, Oregon Refunding
475,000	4.000%, 06/01/30 Series 2021	Aa2/NR/NR	583,704
535,000	4.000%, 06/01/31 Series 2021	Aa2/NR/NR	668,006
	Total City & County		35,859,540

	Community College (3.7%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,081,725

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,223,140

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,618,307

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,016,460

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,878,916
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,904,473
1,930,000	5.000%, 06/15/30 Series 2020 A	Aa1/NR/NR	2,539,012
1,735,000	4.000%, 06/15/32 Series 2020 A	Aa1/NR/NR	2,118,626
1,000,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	1,218,930
750,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	912,540

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,741,206

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Community College (continued)
	Mount Hood, Oregon Community College District Refunding
$1,865,000	5.000%, 06/01/27	Aa2/NR/NR	$2,219,518
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,184,340

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,807,436

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,562,578
	Total Community College		25,027,207

	Hospital (0.8%)
	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,429,254
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,237,327
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,164,470
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,395,120
	Total Hospital		5,226,171

	School District (33.4%)
	Clackamas County, Oregon School District #12 (North Clackamas)
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,345,330
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,918,946
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,761,051
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,373,636
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,653,171
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,642,690

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,639,203

	Clackamas County, Oregon School District #86 (Canby)
750,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	912,855
1,660,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	2,009,397

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,041,765
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,343,205
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,283,454
1,000,000	5.000%, 06/15/32	Aa1/NR/NR	1,308,570
1,000,000	5.000%, 06/15/33	Aa1/NR/NR	1,306,290

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Clatsop County, Oregon School District #1C (Astoria)
$1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,383,070
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,552,393

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,036,186
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,462,955
1,690,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	2,152,485

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,228,320

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,214,230

	Columbia & Clatsop Counties, Oregon School District #6J (Clatskanie)
665,000	4.000%, 06/15/35 Series 2021	NR/AA+/NR	815,682

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,288,813

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,502,600
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,016,747
1,000,000	4.000%, 06/15/32 Series 2020	Aa1/NR/NR	1,223,810

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	951,233
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,493,080
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,762,213
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,755,989

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,020,746

	Deschutes and Jefferson Counties, Oregon School District #6 (Sisters)
750,000	4.000, 06/15/33 Series 2021	Aa1/NR/NR	924,998

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,219,180

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,564,083
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,718,432

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Jackson County, Oregon School District #5 (Ashland)
$1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	$1,743,660
2,700,000	5.000%, 06/15/29 Series 2019	Aa1/AA+/NR	3,480,273
550,000	5.000%, 06/15/30 Series 2019	Aa1/AA+/NR	704,726
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,618,897

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,401,899

	Jackson County, Oregon School District #549C (Medford)
750,000	4.000%, 12/15/33 Series 2021	Aa3/NR/NR	926,438
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	702,491

	Lane County, Oregon School District #4J (Eugene) Refunding
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,941,794

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,152,940

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	726,352

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,062,511

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,374,100

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	954,015

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,277,250
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	6,913,433
6,600,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	8,640,060
2,650,000	5.000%, 06/15/35 Series 2020B	Aa1/AA+/NR	3,457,243

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,427,529
5,000,000	5.000%, 06/15/29 Series 2020	Aa1/AA+/NR	6,449,100
9,945,000	4.000%, 06/15/32 Series 2020 B	Aa1/AA+/NR	12,170,790

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,555,004
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,727,175
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,097,345

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Multnomah County, Oregon School District #40 (David Douglas)
$1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	$1,531,635

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,978,600
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,434,746
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,072,300

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
1,260,000	5.000%, 06/15/34 Series 2020	Aa1/NR/NR	1,647,715
715,000	5.000%, 06/15/35 Series 2020	Aa1/NR/NR	930,801

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,668,879

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,590,881

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,628,158

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,840,080
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,910,888

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,926,404
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,284,750
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,281,800

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,420,871
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,511,300

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,809,680
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,581,480
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	2,141,668
2,175,000	4.000%, 06/15/33	Aa1/NR/NR	2,657,024

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Yamhill, Clackamas & Washington Counties, Oregon School District #29J (Newberg)
$1,000,000	4.000%, 06/15/32	Aa1/NR/NR	$1,246,810
3,210,000	4.000%, 06/15/33	Aa1/NR/NR	3,984,669
4,565,000	4.000%, 06/15/34 Series 2021B	Aa1/NR/NR	5,655,350
3,685,000	4.000%, 06/15/35 Series 2021B	Aa1/NR/NR	4,549,317

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,334,319
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,376,860
900,000	5.000%, 06/15/34	NR/AA+/NR	1,144,818

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,140,180
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,138,300
	Total School Districts		223,752,116

	Special District (4.5%)
	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,499,055

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,180,222
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,120,704

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,060,480
5,160,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	6,345,200
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,718,486

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,714,134
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,255,145
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,200,186
	Total Special District		30,093,612

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (10.1%)
	State of Oregon
$ 750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	$ 830,453
600,000	5.000%, 05/01/31 Series 2018A	Aa1/AA+/AA+	750,318
2,000,000	5.000%, 06/01/33 Series 2021E	Aa1/AA+/AA+	2,680,780

	State of Oregon Article XI-F(1) University Project
835,000	4.000%, 08/01/35 Series H	Aa1/AA+/AA+	1,038,239
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,529,950

	State of Oregon Article XI-G Community College Projects

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	580,755

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,186,260

	State of Oregon Article XI-M and XI-N Seismic Projects
1,200,000	5.000%, 06/01/31 Series E	Aa1/AA+/AA+	1,578,492
2,325,000	5.000%, 06/01/32 Series E	Aa1/AA+/AA+	3,050,377
765,000	5.000%, 06/01/33 Series E	Aa1/AA+/AA+	998,340
1,125,000	5.000%, 06/01/34 Series E	Aa1/AA+/AA+	1,469,779

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,533,075
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,182,750
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,365,500
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,753,835
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,136,440
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,414,498
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,484,351
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,182,750
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,633,914
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	1,950,885
1,680,000	5.000%, 05/01/34 Series N	Aa1/AA+/AA+	2,181,497

	State of Oregon Article XI-Q State Projects
2,340,000	5.000%, 11/01/33 Series 2021K	Aa1/AA+/AA+	3,167,471
2,480,000	5.000%, 11/01/34 Series 2021K	Aa1/AA+/AA+	3,349,488
1,410,000	5.000%, 11/01/35 Series 2021K	Aa1/AA+/AA+	1,901,470

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Oregon Higher Education
$1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	$1,156,490
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,798,730
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,482,368
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,872,700
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,448,606
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,534,150
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,588,483

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	465,179
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	2,081,160
	Total State		67,359,533

	Transportation (1.1%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,096,100

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,242,034
	Total Transportation		7,338,134
	Total General Obligation Bonds		394,656,313

	Revenue Bonds (24.2%)
	City & County (0.8%)
	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	259,604
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	646,950
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	516,292

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	566,153

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	Aa3/NR/NR	1,634,512
1,830,000	5.000%, 06/15/23 Series B	Aa3/NR/NR	1,869,089
	Total City & County		5,492,600

	Electric (1.6%)
	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,416,363
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,776,880

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Proj 2019 B Green Bond
500,000	5.000%, 11/01/32 144A	A3/NR/NR	619,180
1,000,000	5.000%, 11/01/33 144A	A3/NR/NR	1,236,610
500,000	5.000%, 11/01/34 144A	A3/NR/NR	617,240
	Total Electric		10,666,273

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (0.3%)
	Oregon State Facilities Authority (Reed College Project)
$ 500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	$ 606,190
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,307,883
	Total Higher Education		1,914,073

	Hospital (2.6%)
	Oregon Health Sciences University
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,045,220
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	647,725
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	322,595
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,482,613
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,186,370

	Oregon Health Sciences University (Green Bonds)
1,000,000	5.000%, 07/01/33 Series 2021A	Aa3/AA-/AA-	1,348,910
1,000,000	5.000%, 07/01/34 Series 2021A	Aa3/AA-/AA-	1,340,580
1,000,000	5.000%, 07/01/35 Series 2021A	Aa3/AA-/AA-	1,338,090

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2	Aa3/AA-/AA-	7,337,715
	Total Hospital		17,049,818

	Housing (0.2%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,350,636

	State of Oregon Housing and Community Services
105,000	1.800%, 01/01/23	Aa2/NR/NR	105,335
	Total Housing		1,455,971

	Lottery (3.2%)
	Oregon State Department of Administration Services (Lottery Revenue)
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,538,320
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,266,340
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,102,180
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,843,200
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,723,300
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,564,760
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,140,150
	Total Lottery		21,178,250

	Sales Tax (0.1%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	909,563

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (4.9%)
	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
$6,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	$7,740,120
1,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	1,650,188
5,000,000	5.000%, 11/15/36 Series 2020A	Aa2/AA+/AA+	6,565,650

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/A+/NR	2,914,734
1,000,000	5.000%, 07/01/28	NR/A+/NR	1,149,100
2,390,000	5.000%, 07/01/29	NR/A+/NR	2,746,349

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,346,092
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,464,900

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,165,290
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,264,787

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax Green Bond)
500,000	5.000%, 09/01/33 Series 2021A	Aaa/AAA/NR	673,630
750,000	5.000%, 09/01/34 Series 2021A	Aaa/AAA/NR	1,008,323
1,000,000	5.000%, 09/01/35 Series 2021A	Aaa/AAA/NR	1,342,210
	Total Transportation		33,031,373

	Water and Sewer (10.5%)
	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,297,350

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	Aa2/AA/NR	821,462

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,711,565

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,872,581

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	137,111
450,000	5.000%, 08/01/29	Aa2/AA/AA+	534,735

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Grants Pass, Oregon
$ 680,000	4.000%, 12/01/23	NR/AA/NR	$ 702,902

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	2,085,357
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	2,182,610

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	6,247,802
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	8,193,374
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,250,720
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,302,780
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,296,180
2,000,000	5.000%, 03/01/33 Series 2019 A	Aa2/AA/NR	2,574,160
1,000,000	5.000%, 03/01/34 Series 2019 A	Aa2/AA/NR	1,285,150
2,500,000	4.000%, 03/01/33 Series 2020A	Aa2/AA/NR	3,068,600

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,571,702
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	4,015,760

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	3,362,390
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,589,860
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,585,500
5,000,000	4.000%, 05/01/33 Series 2021B	Aa2/AA/NR	6,218,100

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,117,600

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,029,865

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,001,780
	Total Water and Sewer		70,056,996
	Total Revenue Bonds		161,754,917

Amount	Pre-Refunded\Escrowed to Maturity Bonds (15.5%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (10.3%)
	City & County (0.2%)
	Canby, Oregon
$1,405,000	4.000%, 12/01/24 AGMC Insured	Aa2/NR/NR	$1,427,171

	Community College (0.9%)
	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,850,000
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,195,000
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,175,000
	Total Community College		6,220,000

	Higher Education (0.8%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,119,270
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,009,090

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,195,939
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,171,456
	Total Higher Education		5,495,755

	School District (7.8%)
	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,728,663
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,670,610

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	488,690
560,000	5.000%, 06/01/29 AGMC Insured	Aa3/AA/NR	622,686

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,839,150
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,134,143

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,495,522

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,335,288

	Lane County, Oregon School District #4J (Eugene) Refunding
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	2,899,277
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,095,361

	Lane County, Oregon School District #19 (Springfield)
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,002,572

Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Marion County, Oregon School District #103 (Woodburn)
$2,140,000	5.000%, 06/15/27	Aa1/NR/NR	$2,466,050
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,604,334

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,345,970

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,156,080

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,797,548
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,314,335
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,381,464
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,341,220
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,341,220
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,054,850

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,561,694

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,378,010
	Total School District		52,054,737

	State (0.6%)
	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,346,911

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,161,130
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,161,130
	Total State		3,669,171
	Total Pre-Refunded General Obligation Bonds		68,866,834

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (5.2%)
	Higher Education (0.3%)
	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A ETM	Baa2/NR/NR	1,219,908
1,000,000	5.000%, 10/01/23 Series A ETM	Baa2/NR/NR	1,077,170
	Total Higher Education		2,297,078

	Lottery (0.5%)
	Oregon State Department of Administration Services (Lottery Revenue)
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,735,220
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,517,685
	Total Lottery		3,252,905

Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (3.9%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
$3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	$3,755,581
625,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	651,106
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,087,800
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,177,207
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,055,440

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,985,610
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,783,515
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,238,640

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,340,645
	Total Transportation		26,075,544

	Water and Sewer (0.5%)
	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	759,336

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,636,615
	Total Water and Sewer		3,395,951
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		35,021,478
	Total Pre-Refunded\Escrowed to Maturity Bonds		103,888,312
	Total Municipal Bonds (cost $632,980,400)		660,299,542

Shares	Short-Term Investment (0.9%)

6,056,642	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $6,056,642)	Aaa-mf/AAAm/NR	6,056,642

	Total Investments (cost $639,037,042- note b)	99.6%	666,356,184
	Other assets less liabilities	0.4	2,962,675
	Net Assets	100.0%	$669,318,859

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P	10.3%
	Pre-refunded bonds\ ETM bonds††	15.7
	Aa of Moody's or AA of S&P or Fitch	70.5
	A of Moody's or S&P	3.5
		100.0%

See accompanying notes to financial statements.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
ETM - Escrowed to Maturity
NR - Not Rated
ODOT - Oregon Department of Transportation

**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $639,037,042 amounted to $27,319,142, which consisted of aggregate gross unrealized appreciation of $28,162,452 and aggregate gross unrealized depreciation of $843,310.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2021:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,056,642
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	660,299,542
Level 3 – Significant Unobservable Inputs	–
Total	$666,356,184

+ See schedule of investments for a detailed listing of securities.